Plan Description - Narrative (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Jun. 25, 2026 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Interest in master trust, percentage	100.00%
Participant contribution, automatic, deferral rate	4.00%
Participant contribution, automatic deferral rate, annual increase	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	60.00%
Participant after-tax contribution, maximum highly compensated non-guild employee, percentage	3.00%
Participant after-tax contribution, maximum highly compensated guild employee, percentage	4.00%
Participant short-term incentive compensation, automatic deferral rate	0.00%
Employer contribution, matching, percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
Employer non-elective contribution, percentage	2.00%
Participant investment allocation increment, percentage	1.00%
Profit sharing contribution, maximum non-guild employee, percentage	2.50%
Profit sharing contribution, maximum guild employee up to social security wage base, percentage	2.50%
Profit sharing contribution, maximum guild employee in excess of social security wage base, percentage	5.00%
Employer contributions receivable	$ 30,297,000		$ 35,404,000
Forfeited nonvested account	520,000		$ 787,000
Forfeited nonvested account, decrease for employer contribution	$ 727,000
Participant distribution minimum age | yr	59.5
Note receivable from participant account, minimum borrowing amount	$ 1,000
Note receivable from participant account, maximum borrowing amount	$ 50,000
Note receivable from participant account, maximum borrowing to total account percentage	50.00%
Participant loan, maximum term	10 years
Participant loan, basis spread on variable rate	2.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Employer contributions receivable		$ 18,869,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan, minimum term	1 year
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Participant loan, minimum term	5 years